Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (unaudited)

	2012 Quarter Ended				Total
Millions (except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
Net sales	$3,333	$3,528	$3,408	$3,243	$13,512
Cost of Sales(1)	1,946	2,066	1,983	1,910	7,905
Amounts attributable to PPG
Continuing Operations	(50)	297	288	191	726
Discontinued Operations	63	65	51	36	215
Net income (2)	13	362	339	227	941
Earnings per common share
Continuing Operations	(0.33)	1.94	1.88	1.24	4.73
Discontinued Operations	0.41	0.43	0.33	0.23	1.40
Earnings per common share	0.08	2.37	2.21	1.47	6.13
Earnings per common share - assuming dilution
Continuing Operations	$(0.32)	$1.92	$1.86	$1.23	$4.69
Discontinued Operations	$0.40	$0.42	$0.32	$0.23	$1.37
Earnings per common share – assuming dilution (2)	$0.08	$2.34	$2.18	$1.46	$6.06
	2011 Quarter Ended				Total
Millions (except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
Net sales	$3,114	$3,516	$3,404	$3,119	$13,153
Cost of Sales(1)	1,845	2,090	2,042	1,888	7,865
Amounts attributable to PPG
Continuing Operations	167	266	247	178	858
Discontinued Operations	61	74	64	38	237
Net income (attributable to PPG)	228	340	311	216	1,095
Earnings per common share
Continuing Operations	1.04	1.68	1.57	1.16	5.45
Discontinued Operations	0.38	0.47	0.41	0.25	1.51
Earnings per common share	1.42	2.15	1.98	1.41	6.96
Earnings per common share - assuming dilution
Continuing Operations	$1.03	$1.66	$1.56	$1.15	$5.40
Discontinued Operations	$0.37	$0.46	$0.40	$0.24	$1.47
Earnings per common share – assuming dilution	$1.40	$2.12	$1.96	$1.39	$6.87

(1)	Exclusive of depreciation and amortization.

(2)
First quarter 2012 includes charge of $163 million or $1.06 per diluted share related to restructuring (See Note 7, "Business Restructuring") and charge of $99 million or $0.64 per diluted share related to environmental remediation (See Note 15, "Commitments and Contingent Liabilities").